Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) Segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 21, 2016
Summary of Significant Accounting Policies (Textual)
Shipping and handling expenses	$ 741,816	$ 1,162,827	$ 836,561
Advertising costs	150,154	215,399	84,667
Net loss	(14,219,225)	115,111	1,009,171
Working capital deficit	11,300,000
Advances from customers	160,828	231,230
Advances from customers - related party		7,520
Contract revenue recognition, description	As of December 31, 2018 and 2017, the Company recorded contract liabilities of $160,828 and $238,750, respectively, which was presented as "Advances from customers" and "Advances from customers-related party" on the accompanying consolidated balance sheets. During the years ended December 31, 2018, the Company recognized $238,750 of contract liabilities included in the opening balances of advance from customers and advance from customers-related party.
Related parties transactions, description	(i) any person that holds 10% or more of the Company's securities and their immediate families, (ii) the Company's management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company.
Changes in restricted cash		541,426	96,337
Number of segment | Segment	1
Impairment loss on goodwill	$ 1,599,591
Ownership interest voting stock, percentage				100.00%
Allowance for sales revenue	$ 890,000	$ 0	$ 0
RMB into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Textual)
Foreign currency transactions, description	The exchange rates used to translate amounts in RMB into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=RMB)
Euro into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Textual)
Foreign currency transactions, description	The exchange rates used to translate amounts in Euro into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=€)
Yen into U.S. Dollars [Member]
Summary of Significant Accounting Policies (Textual)
Foreign currency transactions, description	The exchange rates used to translate amounts in Yen into U.S. Dollars for the purpose of preparing the consolidated financial statements were as follows (USD$1=¥)
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest voting stock, percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest voting stock, percentage	50.00%